UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pershing Square Capital Management, L.P.
Address: 888 Seventh Avenue
         42nd Floor
         New York, New York  10019

13F File Number:  28-11694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William A Ackman
Title: Managing Member of PS Management GP, LLC, the General Partner of the Institutional Investment Manager filing this report
Phone:     212-813-3700

Signature, Place, and Date of Signing:

     William A Ackman     New York, NY/USA     August 16, 2010

Explanatory Note: This filing is being made to amend and restate our filing dated May 17, 2010, which indicated that confidential information was omitted. Based on consultation with the Commission's Staff we've determined that the security for which confidential treatment was requested need not be reported on Form 13F. Accordingly, we have no new holdings entries to report for the quarter ended March 31, 2010.


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $3,317,950 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11695                      Pershing Square GP, LLC
2    28-11926                      Pershing Square Holdings GP, LLC
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BORDERS GROUP INC              COM              099709107    18092 10518447 SH       SOLE                 10518447        0        0
BORDERS GROUP INC              COM              099709107      137    79533 SH       SHARED  1                   0    79533        0
CORRECTIONS CORP AMER NEW      COM NEW          22025y407   116627  5872435 SH       SHARED  1                   0  5872435        0
CORRECTIONS CORP AMER NEW      COM NEW          22025y407   100576  5064237 SH       SOLE                  5064237        0        0
GENERAL GROWTH PPTYS INC       COM              370021107   138397  8601425 SH       SHARED  1                   0  8601425        0
GENERAL GROWTH PPTYS INC       COM              370021107   247019 15352357 SH       SOLE                 15352357        0        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     4238   158856 SH       SOLE                   158856        0        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     2432    91144 SH       SHARED  1                   0    91144        0
KRAFT FOODS INC                CL A             50075N104   636579 21050903 SH       SOLE                 21050903        0        0
KRAFT FOODS INC                CL A             50075N104   355322 11750056 SH       SHARED  1                   0 11750056        0
LANDRYS RESTAURANTS INC        COM              51508L103    14054   784255 SH       SHARED  1                   0   784255        0
LANDRYS RESTAURANTS INC        COM              51508L103    13798   770000 SH       SOLE                   770000        0        0
TARGET CORP                    COM              87612E106   392516  7462279 SH       SHARED  2                   0  7462279        0
TARGET CORP                    COM              87612E106   695542 13223224 SH       SOLE                 13223224        0        0
YUM BRANDS INC                 COM              988498101   373913  9755095 SH       SOLE                  9755095        0        0
YUM BRANDS INC                 COM              988498101   208708  5445035 SH       SHARED  1                   0  5445035        0